Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Curtailment gains	$ 8	$ 19
Enhanced benefits, recognized		8
Post-employment benefit expense, defined contribution plans	$ 75	74
Other operating gains, net [member]
Disclosure of defined benefit plans [Line Items]
Enhanced benefits, recognized		5
Discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains		12
Enhanced benefits, recognized		3
Medical Cost Trend [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 10
Percentage of reasonably possible change in actuarial assumption	1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 10
Medical cost trend rate	6.25%		5.00%
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains	$ 8	31
Defined Benefit Plan [Member] | Other operating gains, net [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains	8	19
Defined Benefit Plan [Member] | Discontinued operations [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains		12
T R G P And T T C Plans [member]
Disclosure of defined benefit plans [Line Items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 90
Increase in life expectancy	1 year
T R G P And T T C Plans [member] | Discount Rate [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 150
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 150
T R G P And T T C Plans [member] | Rates of Inflation [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 25
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 25
T R G P And T T C Plans [member] | Rate of Increase in Salaries [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 15
Percentage of reasonably possible change in actuarial assumption	0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption	$ 15
Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to defined benefit plans	203	65
Expected employer contribution to be made in 2020	35
Funded Plans [member]
Disclosure of defined benefit plans [Line Items]
Curtailment gains	8	$ 20
Expected employer contribution to be made in 2020	7
OPEB [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2020	28
U.K. [Member] | Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to defined benefit plans	167
Financial & Risk [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to defined benefit plans	$ 29
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age	60 years
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age	65 years